Consolidated statements of operations and comprehensive loss (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Revenue
Research and development	$ 107,091	$ 501,814	$ 1,459,385
	107,091	501,814	1,459,385
Expenses
Research and development	5,992,417	5,125,608	4,533,310
Selling, general and administrative	3,672,313	2,925,454	2,699,204
Depreciation (Note 4)	452,303	227,456	242,778
Write-down on long lived assets (Note 4)	107,123		36,481
	10,224,156	8,278,518	7,511,773
Loss from operations	(10,117,065)	(7,776,704)	(6,052,388)
Fair value adjustment of derivative liabilty (Note 13)	3,841,233	5,346,878	223,782
Financing expense (Note 9)		(2,357,732)
Net foreign exchange gain (loss)	181,682	(70,036)	138,949
Interest income	20,691	60,790	27,001
Interest expense	(63,406)	(83,473)	(98,435)
Loss	(6,136,865)	(4,880,277)	(5,761,091)
Other comprehensive (loss) income
Foreign exchange translation adjustment	(124,975)	110,441	116,368
Comprehensive loss	$ (6,261,840)	$ (4,769,836)	$ (5,644,723)
Loss per common share, basic and diluted (in Dollars per share)	$ (0.36)	$ (0.33)	$ (0.53)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	17,258,686	14,994,118	10,907,054